Portfolio of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 2,072,759.4	$ 31,962.3	₨ 1,862,550.9
Gross Unrealized Gains	42,636.2	657.5	16,967.7
Gross Unrealized Losses	4,010.0	61.8	834.2
Fair Value	2,111,385.6	32,558.0	1,878,684.4
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,049,111.1		1,841,714.5
Gross Unrealized Gains	41,774.7		16,314.0
Gross Unrealized Losses	3,561.2		403.4
Fair Value	2,087,324.6	$ 32,187.0	1,857,625.1
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,528,484.8		1,443,404.6
Gross Unrealized Gains	35,196.3		12,828.9
Gross Unrealized Losses	2,811.3		168.0
Fair Value	1,560,869.8		1,456,065.5
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	90,652.8		92,613.3
Gross Unrealized Gains	5,537.0		3,149.3
Gross Unrealized Losses	0.0		0.0
Fair Value	96,189.8		95,762.6
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	419,320.5		297,154.7
Gross Unrealized Gains	957.9		318.2
Gross Unrealized Losses	737.8		231.9
Fair Value	419,540.6		297,241.0
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,653.0		8,541.9
Gross Unrealized Gains	83.5		17.6
Gross Unrealized Losses	12.1		3.5
Fair Value	10,724.4		8,556.0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	114.1		651.4
Gross Unrealized Gains	5.9		17.6
Gross Unrealized Losses	0.0		1.3
Fair Value	120.0		667.7
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,472.2		19,417.4
Gross Unrealized Gains	214.1		191.9
Gross Unrealized Losses	353.3		429.5
Fair Value	22,333.0		19,179.8
Other securities (including mutual fund units)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,062.0		767.6
Gross Unrealized Gains	641.5		444.2
Gross Unrealized Losses	95.5		0.0
Fair Value	1,608.0		1,211.8
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	431,324.6		304,916.5
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 1,680,061.0		₨ 1,573,767.9